Long-term Debt Long-term Debt - Avenal/Lease financing arrangements (Details) - USD ($) $ in Millions			12 Months Ended
		Mar. 18, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Debt Instrument [Line Items]
Debt (Current and non-current) (a)			$ 6,057	$ 5,656
NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			1 month LIBOR
Debt Instrument, Basis Spread on Variable Rate	[1]		2.50%
Debt (Current and non-current) (a)			$ 0	$ 306
Letter of Credit [Member] | Alta Wind I - V Lease financing arrangement [Member]
Debt Instrument [Line Items]
Debt (Current and non-current) (a)			119
Alta Wind I - V Lease financing arrangement [Member]
Debt Instrument [Line Items]
Debt (Current and non-current) (a)			$ 965
Avenal [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 43
Proceeds from Debt, Net of Issuance Costs		$ 20
Equity Method Investment, Ownership Percentage			50.00%
September 22, 2010 to March 18, 2015 [Member] | Avenal [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		6 month LIBOR
Debt Instrument, Basis Spread on Variable Rate		2.25%
March 18, 2015 to March 17, 2022 [Member] | Avenal [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		6 month LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.75%
March 18, 2022 to March 17, 2027 [Member] | Avenal [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		6 month LIBOR
Debt Instrument, Basis Spread on Variable Rate		2.00%
March 18, 2027 through Maturity [Member] | Avenal [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		6 month LIBOR
Debt Instrument, Basis Spread on Variable Rate		2.25%
Alta Wind I - V Lease financing arrangement [Member] | Revolving Credit Facility [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of Credit, Issued Amount			$ 23
Utility-Scale Solar [Member] | Avenal [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage			50.00%		49.95%

[1]	(b)